UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     The Lion Fund Limited

Address:  Harbour Place, 5th Floor
          P.O. Box 30464 SMB
          George Town, Grand Cayman
          KY1-1202
          Cayman Islands
          Attention: S. Nicholas Walker

13F File Number: 000-24464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 677-4514


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York         August 11, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: 1

No.      Form 13F File Number        Name
---      --------------------        ----

1.       028-12227                   York Asset Management Limited

SK 22055 0001 908674